Net Assets in Master Trust - Schedule of Master Trust Net Assets (Details) - Retirement Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 18,911,236	$ 17,072,320
Master Trust Assets
EBP, Master Trust [Line Items]
Net assets available for benefits	0	1,159,079
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 0	$ 1,159,079